Note 10 - Subsequent Events	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Subsequent Events [Text Block]
Note
10.
Subsequent Events

Management has evaluated subsequent events through the date of the filing of this Annual Report and management noted the following for disclosure.

Unit Offering

During the
three
months ended
March
31,
2017,
we received
$125,000
and issued unsecured convertible promissory notes to
five
investors pursuant to our Unit Offering (see Note
5).
The notes mature
December
31,
2019,
accrue interest at a rate of
12%
per annum, and are convertible at the Unit price of
$0.70.
Each investor, for no additional consideration, received a Series A stock purchase warrant to purchase
219,298
shares of common stock. (See Note
7.)

Conversion of Notes due
July
8,
2017

On
January
13,
2017,
the holders of the notes maturing
July
8,
2017,
in the aggregate principal amount of
$280,000
(see Note
4),
exercised their right to convert their notes into
640,889
shares of our common stock.